2. GOING CONCERN (Details Narrative) (Annual Report, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net Loss	$ 888,022	$ 1,761,019
Notes payable	273,289	304,056
Due to CRA	63,561	106,366
Loans in default, due CRA, Inc.
Due to CRA	63,561
Loans in default, due a stockholder
Notes payable	$ 50,000